COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	8.0%
BANKING	3.5%
Bank of America Corp., 4.125%, Series PP(a)		942,159	$15,677,526
Bank of America Corp., 4.25%, Series QQ(a)		830,468	14,117,956
Bank of America Corp., 4.375%, Series NN(a)		616,301	10,822,245
Citigroup, Inc., 6.25%, Series II(a)		744,616	18,354,784
JPMorgan Chase & Co., 4.55%, Series JJ(a)		562,937	10,583,216
M&T Bank Corp., 6.35%, Series K(a)		1,059,000	26,559,720
M&T Bank Corp., 7.50%, Series J(a)		1,178,099	30,194,677
Morgan Stanley, 4.25%, Series O(a)		202,186	3,471,534
Morgan Stanley, 6.625%, Series Q(a)		2,191,020	55,301,345
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		731,037	17,179,369
Wells Fargo & Co., 4.375%, Series CC(a)		522,544	9,118,393
Wells Fargo & Co., 4.70%, Series AA(a)		973,042	18,371,033
Wells Fargo & Co., 4.75%, Series Z(a)		1,051,060	19,970,140

			249,721,938

FINANCIAL SERVICES	0.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		408,068	9,140,723
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		299,940	7,627,474
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,003,123	15,197,314
TPG Operating Group II LP, 6.95%, due 3/15/64		785,003	19,609,375

			51,574,886

INSURANCE	1.7%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		860,975	16,315,476
Arch Capital Group Ltd., 4.55%, Series G(a)		719,074	11,814,386
Arch Capital Group Ltd., 5.45%, Series F(a)		611,386	11,909,799
Athene Holding Ltd., 4.875%, Series D(a)		570,651	9,255,959
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		772,580	18,256,065
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		7,216	170,875
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		428,499	10,652,485
Axis Capital Holdings Ltd., 5.50%, Series E(a)		207,379	4,023,153
Equitable Holdings, Inc., 5.25%, Series A(a)		278,359	5,402,948
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		675,370	16,823,467
Lincoln National Corp., 9.00%, Series D(a)		300,277	7,849,241
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		476,686	7,202,726

			119,676,580

REAL ESTATE	0.1%
DigitalBridge Group, Inc., 7.15%, Series I(a)		314,863	5,116,524
Public Storage, 4.70%, Series J(a)		135,722	2,423,995
Public Storage, 4.75%, Series K(a)		194,122	3,525,255

			11,065,774

TELECOMMUNICATIONS	0.5%
AT&T, Inc., 4.75%, Series C(a)		138,228	2,543,395
Telephone & Data Systems, Inc., 6.00%, Series VV(a)		436,154	7,711,203
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70		342,725	7,282,906
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70		356,608	7,595,751

		Shares	Value
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69		310,785	$7,514,781

			32,648,036

UTILITIES	1.5%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		854,909	22,296,027
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		69,351	1,099,213
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	11,327,623
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	4,770,626
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		637,381	9,624,453
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		616,461	9,955,845
DTE Energy Co., 6.25%, due 10/1/85, Series H		668,276	15,898,286
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z		934,180	23,317,133
Xcel Energy, Inc., 6.25%, due 10/15/85		434,269	10,717,759

			109,006,965

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$629,087,581)			573,694,179

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	88.7%
BANKING	50.9%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR 15,200,000	17,425,771
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)		9,600,000	10,378,954
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR 13,400,000	15,517,434
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR 31,400,000	36,681,922
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)		14,400,000	14,250,892
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		53,000,000	55,912,774
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)		29,200,000	33,725,796
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)		17,353,000	17,378,162
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)		29,219,000	29,411,787
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		87,523,000	89,790,283
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)		25,700,000	25,955,117
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		23,812,000	24,470,521
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)		54,400,000	53,467,447
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		24,110,000	24,364,216
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		13,600,000	14,249,264
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		15,880,000	16,455,650
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		19,200,000	19,394,986
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		20,967,000	21,706,900
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP 26,850,000	36,360,504
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP 23,715,000	32,299,471
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP 14,600,000	20,363,262
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		57,350,000	62,586,342
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		45,600,000	40,623,936
BNP Paribas SA, 6.875% to 12/15/33 (France)(a)(b)(d)(f)		13,800,000	13,342,540
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		57,200,000	57,381,381
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		80,900,000	83,521,403
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		70,250,000	73,208,719
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		39,600,000	41,286,841
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		13,800,000	14,438,857

	Principal Amount*	Value
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR 4,600,000	$5,416,345
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)	40,800,000	39,893,338
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)	22,140,000	22,391,488
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)	38,859,000	35,972,832
Citigroup Capital III, 7.625%, due 12/1/36	4,800,000	5,318,130
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)	84,494,000	84,614,846
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)	117,131,000	118,033,846
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)	86,540,000	87,232,415
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)	19,777,000	20,365,603
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)	13,585,000	14,056,522
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)	28,370,000	28,596,421
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)	31,400,000	31,881,794
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)	EUR 9,909,600	12,688,166
Coventry Building Society Charitable Foundation, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP 20,995,000	28,553,300
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)	52,000,000	52,513,188
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)	7,740,000	1,935,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)	37,700,000	9,425,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)	24,213,000	6,053,250
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(d)(e)	EUR 11,400,000	13,003,748
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR 30,400,000	36,395,606
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR 25,800,000	31,334,602
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR 12,200,000	14,334,349
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 17,000,000	20,723,336
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(d)(e)	EUR 13,200,000	14,554,689
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR 26,100,000	30,333,243
Goldman Sachs Capital I, 6.345%, due 2/15/34	11,523,000	12,009,396
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)	52,306,000	53,348,877
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	59,851,000	62,734,621
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)	17,098,000	15,620,071
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	27,369,000	29,242,830
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(d)	24,600,000	24,344,182
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	16,800,000	16,924,286
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(d)	26,900,000	26,647,121
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)	40,600,000	40,924,771
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)	25,980,000	25,616,166
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)	17,300,000	16,319,462
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)	68,400,000	68,320,491
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)	28,300,000	28,950,384
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)	5,900,000	6,038,263
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)	36,611,000	38,591,394
Intesa Sanpaolo SpA, 6.375% to 5/26/33 (Italy)(a)(b)(d)(e)	EUR 6,000,000	6,967,863
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR 16,180,000	19,589,471
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)	13,250,000	13,603,974
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	31,805,000	33,017,566
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)	11,000,000	11,077,165
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR 10,200,000	11,955,470
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(d)	23,700,000	22,641,421
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)	8,600,000	8,556,426
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP 23,800,000	31,340,875
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP 23,200,000	30,897,533

		Principal Amount*	Value
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(d)(e)		GBP 11,200,000	$14,682,141
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		24,600,000	26,641,480
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(d)(f)		27,479,000	27,413,891
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)		EUR 24,400,000	28,346,593
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		38,721,000	38,141,846
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		14,926,000	14,929,072
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		4,461,000	4,473,357
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		36,376,000	36,719,717
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(b)		14,400,000	14,043,041
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		26,600,000	25,722,070
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		59,400,000	59,655,420
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		41,000,000	38,455,782
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		48,346,000	48,190,892
Societe Generale SA, 7.125% to 7/15/35 (France)(a)(b)(d)(f)		25,100,000	24,138,848
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		40,700,000	41,927,471
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		34,200,000	36,580,867
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		25,000,000	26,153,225
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		54,700,000	59,111,862
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)		22,498,000	20,655,650
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(a)(b)(d)(f)		9,800,000	9,618,672
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(a)(b)(d)(f)		5,600,000	5,721,143
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		54,000,000	56,143,584
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		7,327,000	7,448,936
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		20,600,000	19,135,976
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		27,800,000	29,280,691
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		40,900,000	40,273,960
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		21,151,000	21,598,872
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		26,605,000	27,463,570
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)		5,548,000	5,544,775
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)		43,000,000	38,100,541
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(d)(f)		61,500,000	59,911,695
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		17,000,000	16,857,616
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)		41,500,000	40,361,778
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(d)(f)		50,800,000	49,133,786
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		28,921,000	29,885,689
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		19,600,000	20,902,522
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		47,600,000	53,626,112
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)		EUR 15,200,000	18,115,374
Wells Fargo & Co., 5.95%, due 12/15/36		9,694,000	9,998,691
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(a)(b)		36,918,000	37,066,731
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)		9,899,000	10,267,540
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		14,035,000	14,752,020

			3,624,045,767

CONSUMER DISCRETIONARY PRODUCTS	0.6%
Stellantis NV, 6.25% to 3/16/31(a)(b)(e)		EUR 11,410,000	12,599,879
Stellantis NV, 6.875% to 12/16/33(a)(b)(e)		EUR 14,800,000	16,138,429
Stellantis NV, 8.25% to 6/16/32(a)(b)(e)		GBP 9,890,000	12,535,892

			41,274,200

		Principal Amount*	Value
CONSUMER STAPLE PRODUCTS	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)		4,075,000	$3,606,375
Land O’ Lakes, Inc., 7.25%(a)(f)		15,285,000	14,023,987

			17,630,362

ENERGY	0.9%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)		17,982,000	18,143,514
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)		11,835,000	12,310,874
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)		33,280,000	34,005,038

			64,459,426

FINANCIAL SERVICES	2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)		4,922,000	5,040,307
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		22,849,000	22,655,601
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		36,970,000	34,354,421
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)		16,737,000	16,491,068
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)		5,137,000	4,922,849
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(b)		31,087,000	30,949,253
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)		19,600,000	20,287,215
ILFC E-Capital Trust II, 6.63% (30 Year CMT + 1.800%), due 12/21/65(c)(f)		14,335,000	12,523,584
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		50,200,000	50,580,165

			197,804,463

HEALTH CARE	1.2%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)		11,134,000	11,278,163
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)		43,505,000	44,865,314
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(b)		33,592,000	32,293,488

			88,436,965

INSURANCE	8.9%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)		32,400,000	32,473,742
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)		9,645,000	9,154,426
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		21,844,000	21,988,478
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)		17,220,000	16,108,578
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR 18,100,000	21,102,180
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR 19,600,000	21,949,487
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)		5,700,000	6,457,524
AXA SA, 8.60%, due 12/15/30 (France)		8,837,000	10,161,119
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		3,516,000	3,544,184
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)		16,460,000	16,783,472
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)		16,310,000	16,413,503
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		1,869,000	1,844,311
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)		23,150,000	23,434,074
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)		25,095,000	23,675,434
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		28,144,000	27,123,693
Hartford Insurance Group, Inc., 6.039% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		25,318,000	24,298,221
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		18,382,000	19,195,495
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		75,680,000	81,890,755
MetLife, Inc., 5.85% to 3/15/36, due 3/15/56(b)		15,807,000	15,522,504
MetLife, Inc., 6.40%, due 12/15/36		7,271,000	7,426,585
MetLife, Inc., 9.25%, due 4/8/38(f)		33,044,000	38,758,002
Reinsurance Group of America, Inc., 6.375% to 6/15/36, due 9/15/56(b)		10,651,000	10,299,637

		Principal Amount*	Value
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)		21,723,000	$21,708,302
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(e)		28,400,000	29,236,478
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)		44,600,000	43,544,408
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		10,030,000	9,705,661
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(a)(b)(d)(e)		17,400,000	16,867,422
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		24,300,000	20,157,241
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)		14,249,000	13,967,981
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)		20,000,000	19,576,778
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(a)(b)(d)(e)		EUR 4,200,000	4,718,274
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		6,840,000	7,127,745

			636,215,694

PIPELINES	8.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		7,210,000	7,153,077
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		57,059,000	57,125,261
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		33,966,000	35,740,486
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		21,917,000	23,675,861
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		24,812,000	26,273,923
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		43,480,000	48,941,827
Energy Transfer LP, 6.50% to 11/15/30, due 2/15/56(b)		3,683,000	3,641,065
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		48,060,000	48,102,918
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		34,577,000	34,524,668
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		56,266,000	57,417,202
Enterprise Products Operating LLC, 6.90% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		5,226,000	5,224,209
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		35,650,000	35,133,364
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		31,285,000	31,158,993
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)		12,380,000	12,897,905
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		40,155,000	41,366,476
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		34,375,000	33,712,174
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		70,967,000	70,742,118

			572,831,527

TELECOMMUNICATIONS	4.1%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		24,555,000	24,851,428
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		34,201,000	35,018,883
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(b)		8,601,000	8,636,411
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		22,522,000	22,624,791
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)		11,504,000	11,779,274
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(b)(e)		30,500,000	27,394,189
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)		23,075,000	22,851,341
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		38,078,000	38,117,639
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)		36,100,000	35,204,330
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		38,115,000	38,926,430
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)		29,409,000	22,873,470

			288,278,186

UTILITIES	11.0%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		16,669,000	15,568,503
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		58,721,000	57,157,647
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		14,380,000	13,985,638
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		38,375,000	39,014,020
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		29,201,000	28,629,717

		Principal Amount*	Value
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		30,737,000	$30,383,678
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		34,490,000	34,197,000
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		22,644,000	23,390,996
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		21,560,000	22,266,672
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		25,943,000	23,682,537
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		19,480,000	19,840,575
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		28,480,000	28,317,860
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		41,050,000	40,704,125
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		12,185,000	12,375,610
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		14,424,000	14,854,997
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(b)		17,762,000	17,768,892
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(b)		23,923,000	23,962,449
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(b)		21,290,000	21,021,806
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		6,860,000	7,033,167
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		18,240,000	18,871,013
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(b)		21,100,000	21,258,535
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(b)		17,917,000	17,703,105
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(b)		24,396,000	24,080,996
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		30,293,000	31,272,373
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		11,555,000	11,809,129
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		29,487,000	30,541,573
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		7,070,000	7,259,151
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(b)(f)		7,559,000	7,503,785
Puget Energy, Inc., 7.25% to 6/15/36, due 9/15/56(b)(f)		8,632,000	8,599,585
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		19,719,000	19,198,312
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		15,020,000	15,091,991
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		42,882,000	42,762,329
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		30,448,000	30,793,189
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		8,170,000	8,104,499
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		12,180,000	12,154,136

			781,159,590

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,247,006,194)			6,312,136,180

CORPORATE BONDS	0.1%
RETAIL & WHOLESALE—DISCRETIONARY
Amazon.com, Inc., 4.875%, due 3/13/36		5,000,000	4,956,363

TOTAL CORPORATE BONDS (Identified cost—$4,990,200)			4,956,363

U.S. TREASURY BONDS	0.2%
U.S. Treasury Bonds, 4.625%, due 11/15/55(i)		14,100,000	13,474,313

TOTAL U.S. TREASURY BONDS (Identified cost—$13,564,390)			13,474,313

		Principal Amount*	Value
U.S. TREASURY NOTES	0.1%
U.S. Treasury Notes, 4.25%, due 8/15/35		7,900,000	$7,871,609

TOTAL U.S. TREASURY NOTES (Identified cost—$7,934,515)			7,871,609

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(j)		79,359,647	79,359,647
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(j)		49,327,000	49,327,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$128,686,647)			128,686,647

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,031,269,527)	98.9%		7,040,819,291
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		75,003,785

NET ASSETS	100.0%		$7,115,823,076

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR	112,900,000	2.388%	Pay	Annually	2.170%(k	)	Receive	Semi-Annually	12/16/30	$2,701,230	$—	$2,701,230
	83,200,000	2.548%	Pay	Annually	2.127%(k	)	Receive	Semi-Annually	11/1/32	2,091,423	—	2,091,423
	58,000,000	2.668%	Pay	Annually	2.141%(k	)	Receive	Semi-Annually	1/19/33	1,045,587	—	1,045,587
	$136,000,000	3.227%	Receive	Annually	3.680%(l	)	Pay	Annually	12/16/30	(2,477,769)	—	(2,477,769)
	97,000,000	3.497%	Receive	Annually	3.680%(l	)	Pay	Annually	11/1/32	(1,303,919)	—	(1,303,919)
	67,500,000	3.621%	Receive	Annually	3.680%(l	)	Pay	Annually	1/20/33	(402,011)	—	(402,011)
										$1,654,541	$—	$1,654,541

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	413,108,816	USD	475,996,370	4/20/26	$(1,902,685)
Brown Brothers Harriman	GBP	167,759,129	USD	223,409,865	4/20/26	1,369,696
Brown Brothers Harriman	USD	9,430,824	EUR	8,109,258	4/20/26	(49,744)
Brown Brothers Harriman	USD	17,018,116	EUR	14,669,247	4/20/26	(48,207)
Brown Brothers Harriman	USD	16,520,776	EUR	14,318,330	4/20/26	43,181
Brown Brothers Harriman	USD	15,043,461	GBP	11,238,902	4/20/26	(168,040)

						$(755,799)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
U.S. Treasury Ultra Bond	350	June 18, 2026	$40,513,452	$40,796,875	$283,423

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$573,694,179	$—	$—	$573,694,179
Preferred Securities—Over-the-Counter	—	6,312,136,180	—	6,312,136,180
Corporate Bonds	—	4,956,363	—	4,956,363
U.S. Treasury Bonds	—	13,474,313	—	13,474,313
U.S. Treasury Notes	—	7,871,609	—	7,871,609
Short-Term Investments	—	128,686,647	—	128,686,647

Total Investments in Securities	$573,694,179	$6,467,125,112	$—	$7,040,819,291

Futures Contracts	$283,423	$—	$—	$283,423
Forward Foreign Currency Exchange Contracts	—	1,412,877	—	1,412,877
Interest Rate Swap Contracts	—	5,838,240	—	5,838,240

Total Derivative Assets	$283,423	$7,251,117	$—	$7,534,540

Forward Foreign Currency Exchange Contracts	$—	$(2,168,676)	$—	$(2,168,676)
Interest Rate Swap Contracts	—	(4,183,699)	—	(4,183,699)

Total Derivative Liabilities	$—	$(6,352,375)	$—	$(6,352,375)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.

(c)	Variable rate. Rate shown is in effect at March 31, 2026.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,419,063,596 or 34.0% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $873,244,359 which represents 12.3% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,607,924,175 which represents 22.6% of the net assets of the Fund, of which 0.4% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	All or a portion of this security has been pledged as collateral for futures contracts. $2,181,692 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on 6-Month EURIBOR. Represents rates in effect at March 31, 2026.
(l)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at March 31, 2026.

Country Summary	% of Net Assets
United States	43.7
Canada	15.4
France	9.7
United Kingdom	9.4
Switzerland	4.7
Netherlands	2.9
Japan	2.6
Spain	2.4
Germany	2.2
Greece	1.0
Italy	0.9
Sweden	0.7
Austria	0.5
Other (includes short-term investments)	3.9

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued based upon prices provided by a third-party pricing service. Total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

At March 31, 2026, the Fund did not have any total return swap contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.